FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - Level 2 - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Market valuation | Junior subordinated notes
Financial Instruments Not Measured at Fair Value
Market interest rate (as a percent)	6.35%	6.38%
Market valuation | Mortgages | Minimum
Financial Instruments Not Measured at Fair Value
Market interest rate (as a percent)	3.05%	1.99%
Market valuation | Mortgages | Maximum
Financial Instruments Not Measured at Fair Value
Market interest rate (as a percent)	4.25%	15.00%
Estimated fair value | Junior subordinated notes
Financial Instruments Not Measured at Fair Value
Estimated fair value lower than carrying value	$ 16,549	$ 20,174
Estimated fair value | Mortgages
Financial Instruments Not Measured at Fair Value
Estimated fair value lower than carrying value	$ 10,629	$ 890